NOTES PAYABLE, OTHER (Details) (USD $)					1 Months Ended		0 Months Ended	1 Months Ended		6 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 18, 2012	Dec. 31, 2011	Dec. 18, 2012 Tranche One [Member]	Dec. 18, 2012 Tranche Two [Member]	Jul. 15, 2011 Promissory Note One [Member]	Jul. 31, 2012 Promissory Note One [Member]	Dec. 31, 2011 Promissory Note One [Member]	Dec. 31, 2012 Promissory Note One [Member]	Mar. 31, 2013 Promissory Note One [Member]	Jul. 15, 2011 Promissory Note Two [Member]	Dec. 31, 2011 Promissory Note Two [Member]	Mar. 31, 2013 Promissory Note Two [Member]	Dec. 31, 2012 Promissory Note Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 100,000	$ 70,000	$ 75,000			$ 250,000	$ 100,000
Due date							Jul. 05, 2013	Jul. 05, 2013	Jul. 05, 2012			Jul. 05, 2013	Jul. 05, 2013
Debt Instrument, Call Feature							The completion of a $2 million dollar stock offering
Conversion rate amount per share												$ 5	$ 0
Notes payable, other	354,000	405,000		375,000						55,000	45,000			100,000	75,000
Principal payment								5,000		15,000	25,000
Monthly payment amount								5,000
Settlement agreement, agreed contribution amount			$ 100,000		$ 50,000	$ 50,000
Payment date					March 31, 2013	June 30, 2013